Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 7 - Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022, by level within the fair value hierarchy:

	Fair Value Measurements Using
At March 31, 2023	(Level 1)	(Level 2)	(Level 3)	Total
Description
Assets
Marketable securities held in trust account	$12,970,811	$-	$-	$12,970,811
Liabilities:
Warrant liabilities - public warrants	$754,400	$-	$-	$754,400
Warrant liabilities - private warrants	$-	$-	$4,621	$4,621

	Fair Value Measurements Using
At December 31, 2022	(Level 1)	(Level 2)	(Level 3)	Total
Description
Assets
Marketable securities held in trust account	$12,834,629	$-	$-	$12,834,629
Liabilities:
Warrant liabilities - public warrants	$368,000	$-	$-	$368,000
Warrant liabilities - private warrants	$-	$-	$1,902	$1,902

The Public Warrants issued in connection with the Public Offering and the Private Placement Warrants were initially and subsequently measured at fair value using a Black-Scholes option pricing model. The subsequent measurement of the Public Warrants as of March 31, 2023 and December 31, 2022, are classified as Level 1 due to the use of an observable market quote in an active market.

OXBRIDGE ACQUISITION CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

MARCH 31, 2023

(Unaudited)

Note 7 - Fair Value Measurements (continued)

The Company utilizes a Black-Scholes model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statements of operations. The estimated fair value of the Private Placement Warrant liability is determined using Level 3 inputs. Inherent in the Black-Scholes option pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on historical volatility of its stock price. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The Company used the modified extension date deadline of August 16, 2023, to determine the estimated life of the warrants. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

There were no transfers between Levels 1, 2 or 3 during the three-month periods ended March 31, 2023 and 2022.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	At March 31, 2023	At December 31, 2022

Share price	$10.71	$10.45
Exercise price	$11.5	$11.5
Expected dividend yield	0%	0%
Expected volatility	3.39%	2.97%
Risk-free interest rate	4.95%	4.85%
Expected life (in years)	0.42	0.67

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the liabilities classified as Level 3:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Fair value of Level 3 warrants at January 1, 2023	$1,902	$-	$1,902
Change in valuation inputs or other assumptions	2,719	-	2,719
Fair value of Level 3 warrants at March 31, 2023	$4,621	$-	$4,621

The following table presents the changes in the fair value of derivative warrant liabilities:

	Private Placement Warrants	Public Warrants	Total Warrant Liabilities

Fair value as of January 1, 2023	$1,902	$368,000	$369,902
Change in valuation inputs or other assumptions	2,719	386,400	389,119
Fair value as of March 31, 2023	$4,621	$754,400	$759,021

OXBRIDGE ACQUISITION CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

MARCH 31, 2023

(Unaudited)

Note 7 - Fair Value Measurements

The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of the initial issuance date, December 31, 2022 and 2021, by level within the fair value hierarchy:

	Fair Value Measurements Using
At December 31, 2022	(Level 1)	(Level 2)	(Level 3)	Total
Description
Liabilities:
Warrant liabilities - public warrants	$368,000	$-	$-	$368,000
Warrant liabilities - private warrants	-	-	1,902	1,902
Total	$368,000	$-	$1,902	$369,902

	Fair Value Measurements Using
At December 31, 2021	(Level 1)	(Level 2)	(Level 3)	Total
Description
Liabilities:
Warrant liabilities - public warrants	$4,655,200	$-	$-	$4,655,200
Warrant liabilities - private warrants	-	-	2,414,100	2,414,100
Total	$4,655,200	$-	$2,414,100	$7,069,300

The Public Warrants issued in connection with the Public Offering and the Private Placement Warrants were initially and subsequently measured at fair value using a Black-Scholes option pricing model. The subsequent measurement of the Public Warrants as of December 31, 2022, and December 31, 2021, are classified as Level 1 due to the use of an observable market quote in an active market.

The Company utilizes a Black-Scholes model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of earnings. The estimated fair value of the Private Placement Warrant liability is determined using Level 3 inputs. Inherent in the Black-Scholes option pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on historical volatility of its stock price. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The Company used the modified extension date deadline of August 16, 2023, to determine the estimated life of the warrants. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2022. There were no transfers between Levels 1, 2 or 3 during the period from April 12, 2021 (inception) through December 31, 2021, other than the transfer of public warrants liabilities from Level 3 to Level 1.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for private placement warrants at their measurement dates:

	At December 31, 2022	At December 31, 2021

Share price	$10.45	$9.90
Exercise price	$11.5	$11.5
Expected dividend yield	0%	0%
Expected volatility	2.97%	24.01%
Risk-free interest rate	4.85%	0.54%
Expected life (in years)	0.67	0.98

OXBRIDGE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

Note 7 - Fair Value Measurements (continued)

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the liabilities classified as Level 3:

	Private Placement Warrants	Public Warrants	Warrant Liabilities

Fair value of Level 3 warrants at January 1, 2022	$2,414,100	$-	$2,414,100
Change in valuation inputs or other assumptions	(2,412,198)	-	(2,412,198)
Fair value of Level 3 warrants at December 31, 2022	$1,902	$-	$1,902

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement Warrants	Public Warrants	Total Warrant Liabilities

Fair value as of January 1, 2022	$2,414,100	$4,655,200	$7,069,300
Change in valuation inputs or other assumptions	(2,412,198)	(4,287,200)	(6,699,398)
Fair value as of December 31, 2022	$1,902	$368,000	$369,902